Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000209290 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209290 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 RB 5 00 07 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209290 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209290 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000209290 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209290 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2019 RB 5 00 05 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209290 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000209290 [Member] | San Diego County of CA Regional Airport Authority Series 2021 B RB 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209290 [Member] | North Orange County of CA Community College District Series 2022 C GO Bonds 4 00 08 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209290 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209290 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209290 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000209290 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209290 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209292 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209292 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 RB 5 00 07 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209292 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209292 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000209292 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209292 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2019 RB 5 00 05 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209292 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000209292 [Member] | San Diego County of CA Regional Airport Authority Series 2021 B RB 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209292 [Member] | North Orange County of CA Community College District Series 2022 C GO Bonds 4 00 08 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209292 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209292 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000209292 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209292 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209291 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209291 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 RB 5 00 07 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209291 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209291 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000209291 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209291 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2019 RB 5 00 05 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209291 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000209291 [Member] | San Diego County of CA Regional Airport Authority Series 2021 B RB 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209291 [Member] | North Orange County of CA Community College District Series 2022 C GO Bonds 4 00 08 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209291 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209291 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000209291 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209291 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209293 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000209293 [Member] | Los Angeles City of CA Department of Water And Power Series 2021 RB 5 00 07 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209293 [Member] | California State of County Tobacco Securitization Agency Alameda County Tobacco Asset Securitization Corp Series 2006 C RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000209293 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000209293 [Member] | California State of County Tobacco Securitization Agency Fresno County Tobacco Funding Corp Series 2006 D RB 0 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209293 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2019 RB 5 00 05 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209293 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000209293 [Member] | San Diego County of CA Regional Airport Authority Series 2021 B RB 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209293 [Member] | North Orange County of CA Community College District Series 2022 C GO Bonds 4 00 08 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209293 [Member] | California State of Health Facilities Financing Authority Sutter Health Series 2016 B Ref RB 5 00 11 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209293 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000209293 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.90%
C000209293 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000209293 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000000395 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000000395 [Member] | Texas State of Series 2015 Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000000395 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000000395 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000000395 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000395 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000000395 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000000395 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000000395 [Member] | Kansas State of Development Finance Authority Series 2021 Ref RB 5 00 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000000395 [Member] | Energy Northwest Columbia Generating Station Series 2022 Ref RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000000395 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000000395 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000000395 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000000395 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000396 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000000396 [Member] | Texas State of Series 2015 Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000000396 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000000396 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000000396 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000396 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000000396 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000000396 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000000396 [Member] | Kansas State of Development Finance Authority Series 2021 Ref RB 5 00 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000000396 [Member] | Energy Northwest Columbia Generating Station Series 2022 Ref RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000000396 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000000396 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000000396 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000000396 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000130517 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000130517 [Member] | Texas State of Series 2015 Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000130517 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000130517 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000130517 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130517 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000130517 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000130517 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000130517 [Member] | Kansas State of Development Finance Authority Series 2021 Ref RB 5 00 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000130517 [Member] | Energy Northwest Columbia Generating Station Series 2022 Ref RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000130517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130517 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000130517 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000130517 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071234 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000071234 [Member] | Texas State of Series 2015 Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000071234 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000071234 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000071234 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000071234 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000071234 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000071234 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000071234 [Member] | Kansas State of Development Finance Authority Series 2021 Ref RB 5 00 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000071234 [Member] | Energy Northwest Columbia Generating Station Series 2022 Ref RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000071234 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071234 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000071234 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000071234 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023428 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000023428 [Member] | Texas State of Series 2015 Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000023428 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000023428 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000023428 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023428 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000023428 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000023428 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000023428 [Member] | Kansas State of Development Finance Authority Series 2021 Ref RB 5 00 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000023428 [Member] | Energy Northwest Columbia Generating Station Series 2022 Ref RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000023428 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023428 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000023428 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000023428 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000188916 [Member] | Washington State of Health Care Facilities Authority Providence Health And Services Series 2012 A RB 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000188916 [Member] | Texas State of Series 2015 Ref GO Bonds 5 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000188916 [Member] | Main Street Natural Gas Inc Series 2021 A RB 4 00 09 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000188916 [Member] | Nashville City of And Davidson County of TN Metropolitan Government Health And Educational Facilities Board The Vanderbilt University Medical Center Series 2016 A RB 5 00 07 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000188916 [Member] | Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources System Series 2016 A Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188916 [Member] | Atlanta City of GA Series 2015 Ref RB 5 00 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000188916 [Member] | Houston City of TX Series 2015 A Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000188916 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000188916 [Member] | Kansas State of Development Finance Authority Series 2021 Ref RB 5 00 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000188916 [Member] | Energy Northwest Columbia Generating Station Series 2022 Ref RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000188916 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000188916 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
C000188916 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000188916 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000084619 [Member] | Childrens Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000084619 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 C 1 RB 0 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000084619 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000084619 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000084619 [Member] | Iowa State of Tobacco Settlement Authority Series 2021 B 2 Ref RB 0 00 06 01 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084619 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000084619 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084619 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000084619 [Member] | Childrens Trust Fund Series 2008 B RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084619 [Member] | California State of Statewide Financing Authority Pooled Tobacco Securitization Program Series 2006 A RB 0 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084619 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.60%
C000084619 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000084619 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084621 [Member] | Childrens Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000084621 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 C 1 RB 0 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000084621 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000084621 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000084621 [Member] | Iowa State of Tobacco Settlement Authority Series 2021 B 2 Ref RB 0 00 06 01 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084621 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000084621 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084621 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000084621 [Member] | Childrens Trust Fund Series 2008 B RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084621 [Member] | California State of Statewide Financing Authority Pooled Tobacco Securitization Program Series 2006 A RB 0 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084621 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.60%
C000084621 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000084621 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000084622 [Member] | Childrens Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000084622 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 C 1 RB 0 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000084622 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000084622 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000084622 [Member] | Iowa State of Tobacco Settlement Authority Series 2021 B 2 Ref RB 0 00 06 01 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084622 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000084622 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084622 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000084622 [Member] | Childrens Trust Fund Series 2008 B RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084622 [Member] | California State of Statewide Financing Authority Pooled Tobacco Securitization Program Series 2006 A RB 0 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084622 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.60%
C000084622 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000084622 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109478 [Member] | Childrens Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000109478 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 C 1 RB 0 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000109478 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000109478 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000109478 [Member] | Iowa State of Tobacco Settlement Authority Series 2021 B 2 Ref RB 0 00 06 01 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000109478 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000109478 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109478 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000109478 [Member] | Childrens Trust Fund Series 2008 B RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000109478 [Member] | California State of Statewide Financing Authority Pooled Tobacco Securitization Program Series 2006 A RB 0 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109478 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.60%
C000109478 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000109478 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188917 [Member] | Childrens Trust Fund Series 2005 A RB 0 00 05 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000188917 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 C 1 RB 0 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000188917 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000188917 [Member] | Chicago City of IL Series 2017 A Ref GO Bonds 6 00 01 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000188917 [Member] | Iowa State of Tobacco Settlement Authority Series 2021 B 2 Ref RB 0 00 06 01 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000188917 [Member] | Nassau County Tobacco Settlement Corp Series 2006 A 3 RB 5 13 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000188917 [Member] | Westchester County of NY Industrial Development Agency Million Air Two LLC General Aviation Facilities Series 2017 A RB 7 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188917 [Member] | Golden State Tobacco Securitization Corp Series 2021 B 2 Ref RB 0 00 06 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000188917 [Member] | Childrens Trust Fund Series 2008 B RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000188917 [Member] | California State of Statewide Financing Authority Pooled Tobacco Securitization Program Series 2006 A RB 0 00 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000188917 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.60%
C000188917 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000188917 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000209252 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000209252 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000209252 [Member] | Washington State of Health Care Facilities Authority Virginia Mason Medical Center Series 2017 Ref RB 5 00 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000209252 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209252 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000209252 [Member] | New Orleans City of LA Series 2020 B RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000209252 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000209252 [Member] | Maryland Economic Development Corp Green Bonds Series 2022 RB 5 25 06 30 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209252 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209252 [Member] | New York State of Housing Finance Agency Sustainability Bonds Series 2021 D 1 RB 2 65 11 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000209252 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209252 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
C000209252 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209251 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000209251 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000209251 [Member] | Washington State of Health Care Facilities Authority Virginia Mason Medical Center Series 2017 Ref RB 5 00 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000209251 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209251 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000209251 [Member] | New Orleans City of LA Series 2020 B RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000209251 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000209251 [Member] | Maryland Economic Development Corp Green Bonds Series 2022 RB 5 25 06 30 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209251 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209251 [Member] | New York State of Housing Finance Agency Sustainability Bonds Series 2021 D 1 RB 2 65 11 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000209251 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209251 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
C000209251 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209250 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000209250 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000209250 [Member] | Washington State of Health Care Facilities Authority Virginia Mason Medical Center Series 2017 Ref RB 5 00 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000209250 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209250 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000209250 [Member] | New Orleans City of LA Series 2020 B RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000209250 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000209250 [Member] | Maryland Economic Development Corp Green Bonds Series 2022 RB 5 25 06 30 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209250 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209250 [Member] | New York State of Housing Finance Agency Sustainability Bonds Series 2021 D 1 RB 2 65 11 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000209250 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209250 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
C000209250 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209249 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000209249 [Member] | District of Columbia Green Bonds Series 2022 A RB 5 50 08 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000209249 [Member] | Washington State of Health Care Facilities Authority Virginia Mason Medical Center Series 2017 Ref RB 5 00 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000209249 [Member] | Geisinger Authority Geisinger Health System Series 2020 Ref RB 4 00 04 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000209249 [Member] | Wisconsin State of Public Finance Authority Green Bonds Series 2021 RB 4 00 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000209249 [Member] | New Orleans City of LA Series 2020 B RB 5 00 06 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000209249 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000209249 [Member] | Maryland Economic Development Corp Green Bonds Series 2022 RB 5 25 06 30 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209249 [Member] | Washington State of Economic Development Finance Authority Green Bonds Series 2020 A RB 5 63 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209249 [Member] | New York State of Housing Finance Agency Sustainability Bonds Series 2021 D 1 RB 2 65 11 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000209249 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209249 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
C000209249 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000084627 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000084627 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000084627 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000084627 [Member] | Houston City of TX Airport System United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084627 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000084627 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084627 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084627 [Member] | Cape Coral City of FL Series 2017 Ref RB 4 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084627 [Member] | New Jersey State of Economic Development Authority Continental Airlines Inc Series 2012 RB 5 75 09 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000084627 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 4 00 03 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000084627 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%
C000084627 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000084627 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000084629 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000084629 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000084629 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000084629 [Member] | Houston City of TX Airport System United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084629 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000084629 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084629 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084629 [Member] | Cape Coral City of FL Series 2017 Ref RB 4 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084629 [Member] | New Jersey State of Economic Development Authority Continental Airlines Inc Series 2012 RB 5 75 09 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000084629 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 4 00 03 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000084629 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%
C000084629 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000084629 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000084630 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000084630 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000084630 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000084630 [Member] | Houston City of TX Airport System United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084630 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000084630 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084630 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000084630 [Member] | Cape Coral City of FL Series 2017 Ref RB 4 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084630 [Member] | New Jersey State of Economic Development Authority Continental Airlines Inc Series 2012 RB 5 75 09 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000084630 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 4 00 03 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000084630 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%
C000084630 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000084630 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000188918 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000188918 [Member] | Puerto Rico Sales Tax Financing Corp Series 2018 A 1 RB 0 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000188918 [Member] | Miami Dade County of FL Series 2017 B Ref RB 4 00 10 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000188918 [Member] | Houston City of TX Airport System United Airlines Inc Series 2021 B 1 RB 4 00 07 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188918 [Member] | Broward County of FL Convention Center Expansion Series 2021 RB 4 00 09 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000188918 [Member] | California State of Housing Finance Agency Series 2019 A 2 RB 4 00 03 20 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000188918 [Member] | Tobacco Settlement Financing Corp Series 2015 A Ref RB 5 00 06 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000188918 [Member] | Cape Coral City of FL Series 2017 Ref RB 4 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000188918 [Member] | New Jersey State of Economic Development Authority Continental Airlines Inc Series 2012 RB 5 75 09 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000188918 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 4 00 03 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000188918 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%
C000188918 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000188918 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000209259 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209259 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000209259 [Member] | New York City of NY Series 2024 C GO Bonds 5 25 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209259 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209259 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000209259 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2024 RB 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209259 [Member] | Triborough Bridge And Tunnel Authority Series 2023 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209259 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209259 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209259 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209259 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209259 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209259 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209257 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209257 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000209257 [Member] | New York City of NY Series 2024 C GO Bonds 5 25 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209257 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209257 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000209257 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2024 RB 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209257 [Member] | Triborough Bridge And Tunnel Authority Series 2023 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209257 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209257 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209257 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209257 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209257 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209257 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209275 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209275 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209275 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209275 [Member] | Allegheny County of PA Series 2016 C 76 GO Bonds 5 00 11 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209275 [Member] | Allegheny County of PA Hospital Development Authority Allegheny Health Network Obligated Group Issue Series 2018 A Ref RB 5 00 04 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000209275 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000209275 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000209275 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 06 30 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209275 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000209275 [Member] | Childrens Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000209275 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209275 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209275 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209267 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209267 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209267 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209267 [Member] | Allegheny County of PA Series 2016 C 76 GO Bonds 5 00 11 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209267 [Member] | Allegheny County of PA Hospital Development Authority Allegheny Health Network Obligated Group Issue Series 2018 A Ref RB 5 00 04 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000209267 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000209267 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000209267 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 06 30 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209267 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000209267 [Member] | Childrens Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000209267 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209267 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209267 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209269 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209269 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209269 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209269 [Member] | Allegheny County of PA Series 2016 C 76 GO Bonds 5 00 11 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209269 [Member] | Allegheny County of PA Hospital Development Authority Allegheny Health Network Obligated Group Issue Series 2018 A Ref RB 5 00 04 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000209269 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000209269 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000209269 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 06 30 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209269 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000209269 [Member] | Childrens Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000209269 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209269 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209269 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000209274 [Member] | Philadelphia City of PA Authority for Industrial Development Thomas Jefferson University Series 2017 A Ref RB 5 00 09 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209274 [Member] | Geisinger Authority Geisinger Health System Series 2017 A 1 Ref RB 5 00 02 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000209274 [Member] | Montgomery County of PA Industrial Development Authority ACTS Retirement Life Communities Inc Series 2016 Ref RB 5 00 11 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209274 [Member] | Allegheny County of PA Series 2016 C 76 GO Bonds 5 00 11 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209274 [Member] | Allegheny County of PA Hospital Development Authority Allegheny Health Network Obligated Group Issue Series 2018 A Ref RB 5 00 04 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000209274 [Member] | Philadelphia City of PA Series 2017 B Ref RB 5 00 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000209274 [Member] | Pennsylvania Commonwealth of Turnpike Commission Series 2009 E RB 6 38 12 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000209274 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Pennsylvania Rapid Bridge Replacement Series 2015 RB 5 00 06 30 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209274 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000209274 [Member] | Childrens Trust Fund Series 2008 A RB 0 00 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000209274 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000209274 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209274 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000084631 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084631 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084631 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000084631 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000084631 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000084631 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084631 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000084631 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084631 [Member] | Washington Metropolitan Area Transit Authority Green Bonds Series 2023 A RB 5 25 07 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084631 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000084631 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000084631 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.80%
C000084631 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000084631 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000084633 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084633 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084633 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000084633 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000084633 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000084633 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084633 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000084633 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084633 [Member] | Washington Metropolitan Area Transit Authority Green Bonds Series 2023 A RB 5 25 07 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084633 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000084633 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000084633 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.80%
C000084633 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000084633 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000084634 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000084634 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000084634 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000084634 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000084634 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000084634 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000084634 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000084634 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000084634 [Member] | Washington Metropolitan Area Transit Authority Green Bonds Series 2023 A RB 5 25 07 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000084634 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000084634 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000084634 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.80%
C000084634 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000084634 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125172 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000125172 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000125172 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000125172 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000125172 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000125172 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000125172 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000125172 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000125172 [Member] | Washington Metropolitan Area Transit Authority Green Bonds Series 2023 A RB 5 25 07 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000125172 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000125172 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125172 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.80%
C000125172 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000125172 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000188919 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000188919 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000188919 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000188919 [Member] | Lower Alabama Gas District The Series 2016 A RB 5 00 09 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000188919 [Member] | Miami Dade County of FL Subseries 2021 A 1 Ref RB 4 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000188919 [Member] | Metropolitan Washington Airports Authority Series 2019 B Ref RB 4 00 10 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000188919 [Member] | Washington State of Convention Center Public Facilities District Series 2018 RB 5 00 07 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000188919 [Member] | Broward County of FL Series 2017 RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000188919 [Member] | Washington Metropolitan Area Transit Authority Green Bonds Series 2023 A RB 5 25 07 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000188919 [Member] | Board of Regents of the University of Texas System Series 2019 B RB 5 00 08 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000188919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000188919 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	86.80%
C000188919 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000188919 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000209261 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000209261 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000209261 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209261 [Member] | New York City of NY Series 2024 D GO Bonds 4 00 04 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209261 [Member] | Long Island City of NY Power Authority Series 2014 A Ref RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000209261 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000209261 [Member] | New York City of NY Transitional Finance Authority Series 2015 S RB 5 00 07 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209261 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209261 [Member] | Triborough Bridge And Tunnel Authority Series 2014 A RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000209261 [Member] | Erie Tobacco Asset Securitization Corp Series 2005 A RB 5 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209261 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000209261 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209261 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209262 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000209262 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000209262 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209262 [Member] | New York City of NY Series 2024 D GO Bonds 4 00 04 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209262 [Member] | Long Island City of NY Power Authority Series 2014 A Ref RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000209262 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000209262 [Member] | New York City of NY Transitional Finance Authority Series 2015 S RB 5 00 07 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209262 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209262 [Member] | Triborough Bridge And Tunnel Authority Series 2014 A RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000209262 [Member] | Erie Tobacco Asset Securitization Corp Series 2005 A RB 5 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209262 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000209262 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209262 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209255 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209255 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000209255 [Member] | New York City of NY Series 2024 C GO Bonds 5 25 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209255 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209255 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000209255 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2024 RB 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209255 [Member] | Triborough Bridge And Tunnel Authority Series 2023 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209255 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209255 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209255 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209255 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209255 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209255 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209254 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 00 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000209254 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000209254 [Member] | New York City of NY Series 2024 C GO Bonds 5 25 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209254 [Member] | University of Puerto Rico Series 2006 Q RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209254 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000209254 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2024 RB 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000209254 [Member] | Triborough Bridge And Tunnel Authority Series 2023 RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000209254 [Member] | New York State of Dormitory Authority Series 2022 A RB 4 00 03 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209254 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000209254 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2016 A RB 5 25 01 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209254 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209254 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000209254 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000209278 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000209278 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209278 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000209278 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209278 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209278 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209278 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209278 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209278 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 4 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000209278 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 5 13 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000209278 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209278 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.70%
C000209278 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000209278 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209277 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000209277 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209277 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209277 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000209277 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209277 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209277 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209277 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209277 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 4 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000209277 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 5 13 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000209277 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209277 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.70%
C000209277 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000209277 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209279 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000209279 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209279 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000209279 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209279 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209279 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209279 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209279 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209279 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 4 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000209279 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 5 13 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000209279 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209279 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.70%
C000209279 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000209279 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209280 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000209280 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209280 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000209280 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209280 [Member] | California State of County Tobacco Securitization Agency Series 2006 A RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209280 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209280 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209280 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209280 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 4 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000209280 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 5 13 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000209280 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209280 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.70%
C000209280 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000209280 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209281 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2019 A RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000209281 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000209281 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209281 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000209281 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209281 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000209281 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2006 C RB 0 00 06 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000209281 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209281 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 4 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000209281 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2023 RB 5 13 06 30 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000209281 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209281 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.70%
C000209281 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000209281 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209289 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209289 [Member] | Los Angeles City of CA Department of Water And Power Series 2022 RB 5 00 07 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209289 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209289 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209289 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209289 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209289 [Member] | Massachusetts Commonwealth of Series 2016 XF0530 Ctfs Of Obligation 5 00 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209289 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209289 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000209289 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209289 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000209289 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.30%
C000209289 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209289 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000209288 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209288 [Member] | Los Angeles City of CA Department of Water And Power Series 2022 RB 5 00 07 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209288 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209288 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209288 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209288 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209288 [Member] | Massachusetts Commonwealth of Series 2016 XF0530 Ctfs Of Obligation 5 00 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209288 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209288 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000209288 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209288 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000209288 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.30%
C000209288 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209288 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000209287 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209287 [Member] | Los Angeles City of CA Department of Water And Power Series 2022 RB 5 00 07 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209287 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209287 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209287 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209287 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209287 [Member] | Massachusetts Commonwealth of Series 2016 XF0530 Ctfs Of Obligation 5 00 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209287 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209287 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000209287 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209287 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000209287 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.30%
C000209287 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209287 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000209286 [Member] | Buckeye Tobacco Settlement Financing Authority Series 2020 B 2 Ref RB 5 00 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000209286 [Member] | Los Angeles City of CA Department of Water And Power Series 2022 RB 5 00 07 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000209286 [Member] | Washington Metropolitan Area Transit Authority Series 2020 A RB 4 00 07 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000209286 [Member] | California State of County Tobacco Securitization Agency Series 2006 B RB 0 00 06 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000209286 [Member] | Inland Empire Tobacco Securitization Corp Series 2007 F RB 0 00 06 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000209286 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209286 [Member] | Massachusetts Commonwealth of Series 2016 XF0530 Ctfs Of Obligation 5 00 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209286 [Member] | Wisconsin State of Health And Educational Facilities Authority Series 2018 XF2541 Revenue Ctfs 4 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000209286 [Member] | Texas State of Water Development Board Master Trust Series 2022 RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000209286 [Member] | Illinois State of Regional Transportation Authority Series 2018 XF2618 Revenue Ctfs 4 00 06 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209286 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000209286 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	80.30%
C000209286 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000209286 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000209301 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209301 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000209301 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000209301 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000209301 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209301 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209301 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209301 [Member] | Dutchess County Local Development Corp Health Quest Systems Inc Series 2016 B RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209301 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000209301 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000209301 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209301 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000209301 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209303 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209303 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000209303 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000209303 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000209303 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209303 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209303 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209303 [Member] | Dutchess County Local Development Corp Health Quest Systems Inc Series 2016 B RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209303 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000209303 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000209303 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209303 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000209303 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209306 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209306 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000209306 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000209306 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000209306 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209306 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209306 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209306 [Member] | Dutchess County Local Development Corp Health Quest Systems Inc Series 2016 B RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209306 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000209306 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000209306 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209306 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000209306 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209305 [Member] | MTA Hudson Rail Yards Trust Obligations Series 2016 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000209305 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000209305 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000209305 [Member] | New York State of Thruway Authority Bidding Group 1 Green Bonds Series 2022 C RB 5 00 03 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000209305 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209305 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000209305 [Member] | Metropolitan Transportation Authority Series 2016 C 1 RB 5 25 11 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000209305 [Member] | Dutchess County Local Development Corp Health Quest Systems Inc Series 2016 B RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000209305 [Member] | New York Counties Tobacco Trust V Series 2005 S 1 RB 0 00 06 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000209305 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 RB 5 25 05 15 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000209305 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.70%
C000209305 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000209305 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209265 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000209265 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000209265 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209265 [Member] | New York City of NY Series 2024 D GO Bonds 4 00 04 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209265 [Member] | Long Island City of NY Power Authority Series 2014 A Ref RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000209265 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000209265 [Member] | New York City of NY Transitional Finance Authority Series 2015 S RB 5 00 07 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209265 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209265 [Member] | Triborough Bridge And Tunnel Authority Series 2014 A RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000209265 [Member] | Erie Tobacco Asset Securitization Corp Series 2005 A RB 5 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209265 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000209265 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209265 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209263 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000209263 [Member] | New York State of Thruway Authority Bidding Group 3 Series 2022 Ref RB 4 00 03 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000209263 [Member] | New York City of NY Transitional Finance Authority Series 2017 F 1 RB 5 00 05 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000209263 [Member] | New York City of NY Series 2024 D GO Bonds 4 00 04 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000209263 [Member] | Long Island City of NY Power Authority Series 2014 A Ref RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000209263 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000209263 [Member] | New York City of NY Transitional Finance Authority Series 2015 S RB 5 00 07 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209263 [Member] | New York City of NY Transitional Finance Authority Subseries 2018 S 3 Ref RB 5 00 07 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000209263 [Member] | Triborough Bridge And Tunnel Authority Series 2014 A RB 5 00 11 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000209263 [Member] | Erie Tobacco Asset Securitization Corp Series 2005 A RB 5 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209263 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000209263 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209263 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000209284 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000209284 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Plus Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209284 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000209284 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000209284 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209284 [Member] | New Jersey State of Turnpike Authority Series 2021 A RB 4 00 01 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209284 [Member] | Rib Floater Trust Series 2024 VRD GO Notes 2 75 04 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000209284 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2019 BB RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000209284 [Member] | New Jersey State of Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group Series 2024 RB 5 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209284 [Member] | New Jersey State of Turnpike Authority Series 2024 C Ref RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209284 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209284 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.50%
C000209284 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209284 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209282 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000209282 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Plus Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209282 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000209282 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000209282 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209282 [Member] | New Jersey State of Turnpike Authority Series 2021 A RB 4 00 01 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209282 [Member] | Rib Floater Trust Series 2024 VRD GO Notes 2 75 04 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000209282 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2019 BB RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000209282 [Member] | New Jersey State of Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group Series 2024 RB 5 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209282 [Member] | New Jersey State of Turnpike Authority Series 2024 C Ref RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209282 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209282 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.50%
C000209282 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209282 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209283 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000209283 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Plus Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209283 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000209283 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000209283 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209283 [Member] | New Jersey State of Turnpike Authority Series 2021 A RB 4 00 01 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209283 [Member] | Rib Floater Trust Series 2024 VRD GO Notes 2 75 04 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000209283 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2019 BB RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000209283 [Member] | New Jersey State of Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group Series 2024 RB 5 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209283 [Member] | New Jersey State of Turnpike Authority Series 2024 C Ref RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209283 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209283 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.50%
C000209283 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209283 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209285 [Member] | Childrens Trust Fund Series 2002 RB 5 63 05 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000209285 [Member] | Middlesex County of NJ Improvement Authority New Jersey Health Plus Life Science Exchange H 1 Series 2023 RB 5 00 08 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000209285 [Member] | New Jersey State of Economic Development Authority The Goethals Bridge Replacement Series 2013 RB 5 38 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000209285 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2018 A Ref RB 4 25 12 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000209285 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2008 A RB 0 00 12 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209285 [Member] | New Jersey State of Turnpike Authority Series 2021 A RB 4 00 01 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000209285 [Member] | Rib Floater Trust Series 2024 VRD GO Notes 2 75 04 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000209285 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2019 BB RB 4 00 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000209285 [Member] | New Jersey State of Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group Series 2024 RB 5 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209285 [Member] | New Jersey State of Turnpike Authority Series 2024 C Ref RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000209285 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209285 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	88.50%
C000209285 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209285 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209294 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000209294 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209294 [Member] | Southern California Tobacco Securitization Authority San Diego County Asset Securitization Corp Series 2019 Ref RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209294 [Member] | California State of Health Facilities Financing Authority City of Hope Series 2012 A RB 5 00 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000209294 [Member] | Southern California Public Power Authority Clean Energy Series 2024 A RB 5 00 09 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209294 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2016 B RB 5 00 05 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000209294 [Member] | California State of Pollution Control Financing Authority Plant Bonds Series 2012 RB 5 00 11 21 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000209294 [Member] | Roseville Joint Union High School District Election of 2016 Series 2017 A GO Bonds 4 00 08 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209294 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2018 D Ref RB 5 00 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209294 [Member] | California State of Public Works Board Various Correctional Facilities Series 2014 A RB 5 00 09 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209294 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209294 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.00%
C000209294 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000209294 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000209295 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000209295 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209295 [Member] | Southern California Tobacco Securitization Authority San Diego County Asset Securitization Corp Series 2019 Ref RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209295 [Member] | California State of Health Facilities Financing Authority City of Hope Series 2012 A RB 5 00 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000209295 [Member] | Southern California Public Power Authority Clean Energy Series 2024 A RB 5 00 09 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209295 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2016 B RB 5 00 05 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000209295 [Member] | California State of Pollution Control Financing Authority Plant Bonds Series 2012 RB 5 00 11 21 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000209295 [Member] | Roseville Joint Union High School District Election of 2016 Series 2017 A GO Bonds 4 00 08 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209295 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2018 D Ref RB 5 00 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209295 [Member] | California State of Public Works Board Various Correctional Facilities Series 2014 A RB 5 00 09 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209295 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209295 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.00%
C000209295 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000209295 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000209297 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000209297 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209297 [Member] | Southern California Tobacco Securitization Authority San Diego County Asset Securitization Corp Series 2019 Ref RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209297 [Member] | California State of Health Facilities Financing Authority City of Hope Series 2012 A RB 5 00 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000209297 [Member] | Southern California Public Power Authority Clean Energy Series 2024 A RB 5 00 09 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209297 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2016 B RB 5 00 05 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000209297 [Member] | California State of Pollution Control Financing Authority Plant Bonds Series 2012 RB 5 00 11 21 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000209297 [Member] | Roseville Joint Union High School District Election of 2016 Series 2017 A GO Bonds 4 00 08 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209297 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2018 D Ref RB 5 00 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209297 [Member] | California State of Public Works Board Various Correctional Facilities Series 2014 A RB 5 00 09 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209297 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209297 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.00%
C000209297 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000209297 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000209299 [Member] | Los Angeles City of CA Department of Airports Series 2017 Sub RB 5 00 05 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000209299 [Member] | California State of Public Finance Authority California University of Science and Medicine Series 2019 A RB 6 25 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000209299 [Member] | Southern California Tobacco Securitization Authority San Diego County Asset Securitization Corp Series 2019 Ref RB 5 00 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209299 [Member] | California State of Health Facilities Financing Authority City of Hope Series 2012 A RB 5 00 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000209299 [Member] | Southern California Public Power Authority Clean Energy Series 2024 A RB 5 00 09 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000209299 [Member] | San Francisco City And County of CA Airport Commission San Francisco International Airport Series 2016 B RB 5 00 05 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000209299 [Member] | California State of Pollution Control Financing Authority Plant Bonds Series 2012 RB 5 00 11 21 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000209299 [Member] | Roseville Joint Union High School District Election of 2016 Series 2017 A GO Bonds 4 00 08 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000209299 [Member] | Los Angeles City of CA Department of Airports Los Angeles International Airport Series 2018 D Ref RB 5 00 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000209299 [Member] | California State of Public Works Board Various Correctional Facilities Series 2014 A RB 5 00 09 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000209299 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209299 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	89.00%
C000209299 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000209299 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%